OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

November 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Developing Markets Fund (the “Registrant”)

Reg. No. 333-05579; File No. 811-07657

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2017.

Sincerely,

/s/ John G. Kiernan

------------------------------------

John G. Kiernan

Vice President & Associate

General Counsel

212-323-5020

jkiernan@ofiglobal.com

cc: Valerie Lithotomos, Esq.

Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Taylor V. Edwards, Esq.